Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 5 - Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	March 31, 2022	December 31, 2021

Accounts payable	$90,268	$67,970
Accrued payroll	75,055	29,994
Credit cards payable	67,041	36,690
Accrued interest and other	8,404	13,293
Total	$240,768	$147,947

Note 5 - Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31, 2021	December 31, 2020

Accounts payable	$67,970	$80,548
Accrued payroll	29,994	46,650
Credit cards payable	36,690	49,045
Accrued interest and Other	13,293	10,803
Total	$147,947	$187,046